SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 137	$ 374
Deferred	4,731	5,490
Total	4,868	5,864
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current
Deferred	4,282	5,597
State [member]
IfrsStatementLineItems [Line Items]
Current	137	374
Deferred	$ 449	$ (107)